Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions
As at September 30, 2018, the Company was committed to the following interest rate swap agreements:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset	Remaining Term	Fixed Interest Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	104,133	1,770	2.3	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	4,720	2.3	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	2,014	2.3	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of September 30, 2018, ranged from 0.30% to 2.75%.

(2)	Notional amount reduces quarterly.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accounts receivables (Accrued liabilities)
	$	$	$
As at September 30, 2018
Interest rate swap agreements	2,973	5,531	394
Forward freight agreements	102	—	(4)
	3,075	5,531	390

As at December 31, 2017
Interest rate swap agreements	1,016	4,226	(39)
	1,016	4,226	(39)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized gains (losses) relating to the interest rate swaps, stock purchase warrant, time-charter swap and forward freight agreements are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of loss as follows:

	Three Months Ended			Three Months Ended
	September 30, 2018			September 30, 2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized (losses) gains	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	711	13	724	(154)	401	247
Forward freight agreements	(119)	(9)	(128)	234	(91)	143
	592	4	596	80	310	390

	Nine Months Ended			Nine Months Ended
	September 30, 2018			September 30, 2017
	Realized gains (losses)	Unrealized gains	Total	Realized (losses) gains	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	1,575	3,262	4,837	(894)	2	(892)
Stock purchase warrant	—	—	—	—	(287)	(287)
Time-charter swap agreement	—	—	—	1,106	(875)	231
Forward freight agreements	(137)	25	(112)	347	(108)	239
	1,438	3,287	4,725	559	(1,268)	(709)